AST WESTERN ASSET CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
InterestRate	MaturityDate	Principal Amount (000)#	Value
Long-Term Investments — 99.6%
Corporate Bonds
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.750%	03/30/30	10	$ 9,882
Aerospace & Defense — 4.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.875%	06/15/23	10	9,179
2.850%	10/30/24	30	27,287
6.875%	03/15/39	20	20,501
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25	10	10,549
3.500%	04/01/27	30	32,147
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	30	28,853
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	50	50,867
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	30	30,553
United Technologies Corp.,
Sr. Unsec’d. Notes
4.450%	11/16/38	20	22,495
			232,431
Agriculture — 3.3%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	50	51,204
4.800%	02/14/29	30	31,226
5.950%	02/14/49	20	23,144
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.500%	11/02/22	30	30,095
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	30	30,465
			166,134
Airlines — 0.5%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.900%	10/28/24	20	16,462
3.750%	10/28/29	10	8,017
			24,479
Auto Manufacturers — 3.3%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.050%	01/10/23	30	29,532
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	17	14,518
InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	11/24/20	50	$ 49,467
4.250%	05/15/23	50	45,183
Hyundai Capital America,
Gtd. Notes, 144A
2.850%	11/01/22	30	28,992
			167,692
Banks — 9.2%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.330%(ff)	03/15/50	20	23,615
Sub. Notes, MTN, Series L
4.183%	11/25/27	50	52,590
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.800%	03/15/30	10	10,423
3.814%(ff)	04/23/29	20	20,676
Sub. Notes
5.150%	05/22/45	20	22,813
HSBC Holdings PLC (United Kingdom),
Sub. Notes
7.625%	05/17/32	10	13,147
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.550%	08/16/28	200	212,391
Morgan Stanley,
Sr. Unsec’d. Notes
5.597%(ff)	03/24/51	10	13,798
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	10	9,730
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.100%	06/10/23	30	30,906
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31	10	11,287
5.013%(ff)	04/04/51	20	25,358
Sub. Notes, GMTN
4.300%	07/22/27	20	21,192
			467,926
Beverages — 2.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	50	53,914
4.600%	04/15/48	10	10,581
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
3.450%	03/25/30	10	11,300
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	03/01/24	30	32,065
			107,860
A1

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (continued)
Biotechnology — 2.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	30	$ 30,509
3.150%	02/21/40	20	19,954
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	50	52,037
4.750%	03/01/46	10	13,058
			115,558
Building Materials — 0.5%
Carrier Global Corp.,
Gtd. Notes, 144A
2.493%	02/15/27	20	18,881
3.377%	04/05/40	10	8,763
			27,644
Chemicals — 0.2%
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.800%	03/24/30	10	11,376
Commercial Services — 0.2%
S&P Global, Inc.,
Gtd. Notes
2.500%	12/01/29	10	9,786
Computers — 1.3%
Apple, Inc.,
Sr. Unsec’d. Notes
3.350%	02/09/27	60	65,558
Cosmetics/Personal Care — 0.4%
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
2.000%	12/01/24	10	9,903
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.550%	03/25/40	10	11,652
			21,555
Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25	150	128,961
Air Lease Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	02/01/25	20	15,761
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	20	15,814
3.950%	07/01/24	20	15,760
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	10	10,867
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30	10	9,985
InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
4.300%	12/14/45	20	$ 25,058
			222,206
Electric — 8.7%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.625%	01/12/23	200	198,782
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50	20	22,618
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	30	29,891
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	9,900
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	9,983
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	10	9,977
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	40	38,835
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	20	26,399
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	30	31,153
MidAmerican Energy Co.,
First Mortgage
3.650%	08/01/48	20	21,676
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	10	11,200
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	20,014
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	10	9,362
			439,790
Environmental Control — 1.2%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	30	30,340
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	30	30,092
			60,432
Foods — 0.2%
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	10	9,980

A2

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (continued)
Gas — 0.4%
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34	20	$ 21,345
Healthcare-Services — 4.7%
Adventist Health System,
Bonds
2.952%	03/01/29	10	9,861
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49	20	20,733
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	20	20,452
Centene Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	12/15/29	10	10,050
4.750%	01/15/25	10	10,149
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	29,802
CommonSpirit Health,
Sr. Sec’d. Notes
4.187%	10/01/49	30	28,004
HCA, Inc.,
Sr. Sec’d. Notes
5.500%	06/15/47	20	21,707
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49	10	9,809
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	48,759
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	31,461
			240,787
Home Builders — 0.2%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	10	9,363
Insurance — 0.4%
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.500%	10/30/24	20	19,208
Internet — 0.5%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.150%	08/22/27	10	10,956
3.875%	08/22/37	10	11,959
			22,915
Iron/Steel — 1.1%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	10	9,112
InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (continued)
Iron/Steel (cont’d.)
4.550%	03/11/26	50	$ 44,867
			53,979
Leisure Time — 0.1%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24	10	6,388
Lodging — 1.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	30	27,492
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/24	30	27,600
			55,092
Machinery-Diversified — 0.4%
Otis Worldwide Corp.,
Gtd. Notes, 144A
2.565%	02/15/30	20	19,372
Media — 5.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	20	21,644
5.750%	04/01/48	20	22,772
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	10	10,834
4.250%	10/15/30	90	104,537
Fox Corp.,
Sr. Unsec’d. Notes
3.500%	04/08/30	10	9,980
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	30	31,136
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	40	47,258
Walt Disney Co. (The),
Gtd. Notes
1.650%	09/01/22	30	30,140
			278,301
Mining — 3.5%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	10	12,986
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	30	30,233
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	20	19,035
5.400%	11/14/34	20	18,368
Glencore Canada Corp. (Switzerland),
Gtd. Notes
6.200%	06/15/35	50	50,363

A3

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (continued)
Mining (cont’d.)
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	$ 48,927
			179,912
Miscellaneous Manufacturing — 1.9%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	30	30,106
Eaton Corp.,
Gtd. Notes
2.750%	11/02/22	10	10,103
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	30	30,063
6.875%	01/10/39	20	25,749
			96,021
Oil & Gas — 8.7%
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28	30	16,300
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	100	91,849
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	21,050
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	20	13,432
4.375%	03/15/29	20	13,416
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	10	8,865
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	20	12,686
5.850%	12/15/25	20	16,286
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25	20	14,799
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	50	49,314
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.100%	02/01/21	30	30,113
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.482%	03/19/30	10	11,064
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28	10	7,075
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	04/15/22	50	35,986
3.200%	08/15/26	50	24,324
InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.400%	04/15/46	40	$ 17,157
4.400%	08/15/49	20	8,634
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.250%	03/17/24	30	29,645
Shell International Finance BV (Netherlands),
Gtd. Notes
4.000%	05/10/46	20	22,318
			444,313
Oil & Gas Services — 0.2%
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	10	7,919
Pharmaceuticals — 9.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	120	122,792
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	20	21,337
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.250%	02/27/27	50	53,620
Cigna Corp.,
Gtd. Notes, 144A
3.250%	04/15/25	20	19,961
3.875%	10/15/47	20	19,939
3.900%	02/15/22	50	51,010
Sr. Unsec’d. Notes
2.400%	03/15/30	40	37,867
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	100	100,194
4.780%	03/25/38	20	21,807
5.050%	03/25/48	20	23,074
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	30	32,383
			503,984
Pipelines — 5.5%
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	8,588
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	20	15,639
Jr. Sub. Notes, Series G
7.125%(ff)	—(rr)	10	6,083
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	10	8,530
4.150%	10/16/28	30	30,072
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	30	30,066

A4

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	50	$ 45,404
4.800%	02/15/29	10	8,777
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	15,412
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,882
7.000%	10/15/28	10	10,983
Gtd. Notes, 144A
2.900%	03/01/30	10	7,959
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	20	8,779
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	50	48,985
8.750%	03/15/32	20	21,550
			277,709
Retail — 2.7%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	20	20,733
3.300%	04/15/40	10	10,219
3.900%	12/06/28	10	11,124
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	31,781
Target Corp.,
Sr. Unsec’d. Notes
2.350%	02/15/30	10	10,135
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	10	10,369
3.400%	06/26/23	20	21,227
3.700%	06/26/28	20	22,430
			138,018
Semiconductors — 0.4%
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/50	10	10,856
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	10,297
			21,153
Software — 3.5%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	20	20,335
2.300%	02/01/30	30	29,806
InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (continued)
Software (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	50	$ 52,985
3.700%	08/08/46	20	23,951
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26	50	51,246
			178,323
Telecommunications — 5.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	50	51,906
4.300%	02/15/30	10	10,764
4.450%	05/15/21	100	102,081
4.500%	03/09/48	10	10,839
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	60	68,627
4.522%	09/15/48	20	25,216
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28	10	10,502
			279,935
Transportation — 0.8%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24	20	20,981
3.950%	09/10/28	20	21,511
			42,492

Total Long-Term Investments (cost $5,372,521)			5,056,818

	Shares
Short-Term Investment — 0.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $30,580)(w)	30,580	30,580

TOTAL INVESTMENTS—100.2% (cost $5,403,101)		5,087,398

Liabilities in excess of other assets(z) — (0.2)%		(9,015)

Net Assets — 100.0%		$ 5,078,383

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
GMTN	Global Medium Term Note
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps

A5

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
3	2 Year U.S. Treasury Notes	Jun. 2020	$661,148	$ 4,956
Short Positions:
1	10 Year U.S. Ultra Treasury Notes	Jun. 2020	156,031	(10,736)
1	20 Year U.S. Treasury Bonds	Jun. 2020	179,063	(6,683)
				(17,419)
				$(12,463)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	300	1.080%	$1,268	$(990)	$(2,258)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6